Accrued expenses and other liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accrued expenses and other liabilities
Guarantee liabilities	$ 22,404	¥ 146,183	¥ 88,051
Payroll and welfare payable	13,350	87,109	164,226
Accrued marketing expenses	2,977	19,427	25,683
Other taxes payable	3,760	24,536	18,540
Others	13,603	88,765	100,906
Total	$ 56,094	¥ 366,020	¥ 397,406